SECURITIES AND EXCHANGE COMMISSION
RECEIVED

MAR 29 2005

DIVISION OF MARKET REGULATI

05042485

File Number: 8405681
For the reporting period ended December 31, 2004

hours per intermediate response 1.50
Estimated average burden hours per minimum response 50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Prudential Mutual Fund Services LLC

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
	PROCESSED
	APR 27 2005
	THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

SEC 2113 (12-00)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
- [ ] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [X] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [X] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [ ] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 1,089,059

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 2,616,870

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 2,423,668

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
		100%			

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:			366			
b. Receives items for transfer but does not maintain the master securityholder files:			0			
c. Does not receive items for transfer but maintains the master securityholder files:			0			

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 366
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 228
      ii. amount (in dollars) 3,243,734,203

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☒ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

   If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. ....

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. ....

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 39,982,869
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 31,393

11\. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
See Attached		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 256

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: VP Telephone number: (973) 367-3829
Jurlease Wilson	
Name of Official responsible for Form: (First name, Middle name, Last name) Jurlease Wilson	Date signed (Month/Day/Year): 03/15/05

File Number : 8405681 FORM TA - 2 Question 11a
Reporting Period Ending Prudential Mutual Fund Services LLC
December 31, 2004

DATE OF DATABASE SEARCH	NUMBER OF LOST SECURITYHOLDER ACCOUNTS SUBMITTED FOR DATABASE SEARCH	NUMBER OF DIFFERENT ADDRESSES OBTAINED FROM DATABASE SEARCH
January 2, 2004	23	17
January 5, 2004	62	52
January 6, 2004	10	9
January 7, 2004	25	22
January 8, 2004	99	81
January 9, 2004	59	50
January 12, 2004	34	30
January 13, 2004	40	32
January 14, 2004	41	37
January 15, 2004	20	19
January 16, 2004	103	86
January 20, 2004	41	38
January 21, 2004	41	38
January 22, 2004	41	37
January 23, 2004	34	22
January 26, 2004	51	40
January 27, 2004	51	46
January 28, 2004	56	48
January 29, 2004	46	36
January 30, 2004	53	42
January 31, 2004	55	45
February 2, 2004	22	21
February 3, 2004	69	65
February 4, 2004	96	84
February 5, 2004	187	176
February 6, 2004	173	164
February 9, 2004	72	70
February 10, 2004	106	100
February 11, 2004	67	62
February 12, 2004	109	96
February 13, 2004	44	42
February 17, 2004	44	40
February 18, 2004	34	30
February 19, 2004	77	71
February 20, 2004	176	147
February 23, 2004	43	38
February 24, 2004	69	62
February 25, 2004	69	67
February 26, 2004	91	83
February 27, 2004	64	61
February 28,2004	520	480
March 1, 2004	70	60
March 2, 2004	98	92
March 3, 2004	72	70
March 4, 2004	78	76
March 5, 2004	98	86
March 8, 2004	582	548
March 9, 2004	76	73
March 10, 2004	52	49
March 11, 2004	78	78
March 12, 2004	25	25

March 15, 2004	473	454
March 16, 2004	64	57
March 17, 2004	123	119
March 18, 2004	106	99
March 19, 2004	121	116
March 22, 2004	345	326
March 23, 2004	98	86
March 24, 2004	117	106
March 25, 2004	200	180
March 26, 2004	166	145
March 29, 2004	70	68
March 30, 2004	165	151
March 31, 2004	115	102
April 1, 2004	77	70
April 2, 2004	140	121
April 5, 2004	123	108
April 6, 2004	29	23
April 7, 2004	11	11
April 8, 2004	73	66
April 12, 2004	72	58
April 13, 2004	41	40
April 14, 2004	80	78
April 15, 2004	68	65
April 16, 2004	18	18
April 19, 2004	48	44
April 20, 2004	17	16
April 21, 2004	30	29
April 22, 2004	22	22
April 23, 2004	11	10
April 26, 2004	49	38
April 27, 2004	27	25
April 28, 2004	10	10
April 29, 2004	13	13
April 30, 2004	14	13
May 3, 2004	105	101
May 4, 2004	80	77
May 5, 2004	25	24
May 6, 2004	28	26
May 7, 2004	141	135
May 10, 2004	146	133
May 11, 2004	62	56
May 12, 2004	147	133
May 13, 2004	179	154
May 14, 2004	75	70
May 17, 2004	249	241
May 18, 2004	297	275
May 19, 2004	124	120
May 20, 2004	39	39
May 21, 2004	115	110
May 24, 2004	159	157
May 25, 2004	146	135
May 26, 2004	129	125
May 27, 2004	63	62
May 28, 2004	62	58
June 1, 2004	19	19
June 2, 2004	8	8
June 3, 2004	23	23
June 4, 2004	24	23

June 7, 2004	77	65
June 8, 2004	141	118
June 9, 2004	159	134
June 10, 2004	135	117
June 11, 2004	137	116
June 14, 2004	161	134
June 15, 2004	148	128
June 16, 2004	124	98
June 17, 2004	167	124
June 18, 2004	159	112
June 21, 2004	168	118
June 22, 2004	174	144
June 23, 2004	141	103
June 24, 2004	104	80
June 25, 2004	18	16
June 28, 2004	98	82
June 29, 2004	22	19
June 30, 2004	24	20
July 1, 2004	30	29
July 2, 2004	79	72
July 6, 2004	46	44
July 7, 2004	136	111
July 8, 2004	39	36
July 9, 2004	136	130
July 12, 2004	26	25
July 13, 2004	56	51
July 14, 2004	35	28
July 15, 2004	45	41
July 16, 2004	144	141
July 19, 2004	190	173
July 20, 2004	64	61
July 21, 2004	85	83
July 22, 2004	76	70
July 23, 2004	57	56
July 26, 2004	91	85
July 27, 2004	37	34
July 28, 2004	136	130
July 29, 2004	82	79
July 30, 2004	136	125
August 2, 2004	97	92
August 3, 2004	197	194
August 4, 2004	129	123
August 5, 2004	54	52
August 6, 2004	190	175
August 9, 2004	142	138
August 10, 2004	167	155
August 11, 2004	137	133
August 12, 2004	78	75
August 13, 2004	134	128
August 16, 2004	84	81
August 17, 2004	22	21
August 18, 2004	88	86
August 19, 2004	161	149
August 20, 2004	85	81
August 23, 2004	53	51
August 24, 2004	100	97
August 25, 2004	157	147
August 26, 2004	45	43

August 27, 2004	46	42
August 30, 2004	89	88
August 31, 2004	77	75
September 1, 2004	93	89
September 2, 2004	93	88
September 3, 2004	90	82
September 7, 2004	99	98
September 8, 2004	123	122
September 9, 2004	18	18
September 10, 2004	18	15
September 13, 2004	40	40
September 14, 2004	150	142
September 15, 2004	108	104
September 16, 2004	166	164
September 17, 2004	128	125
September 20, 2004	116	111
September 21, 2004	104	88
September 22, 2004	61	53
September 23, 2004	31	28
September 24, 2004	72	65
September 27, 2004	39	37
September 28, 2004	91	87
September 29, 2004	100	95
September 30, 2004	29	27
October 1, 2004	67	62
October 4, 2004	23	21
October 5, 2004	40	39
October 6, 2004	75	74
October 7, 2004	57	55
October 8, 2004	32	31
October 11, 2004	37	37
October 12, 2004	24	24
October 13, 2004	67	64
October 14, 2004	40	38
October 15, 2004	20	19
October 18, 2004	25	24
October 19, 2004	20	20
October 20, 2004	17	16
October 21, 2004	7	7
October 22, 2004	34	34
October 25, 2004	29	27
October 26, 2004	21	21
October 27, 2004	106	100
October 28, 2004	31	31
October 29, 2004	45	44
November 1, 2004	32	28
November 2, 2004	108	104
November 3, 2004	139	134
November 4, 2004	158	152
November 5, 2004	121	119
November 8, 2004	86	78
November 9, 2004	90	87
November 10, 2004	119	115
November 11, 2004	203	193
November 12, 2004	116	110
November 15, 2004	122	117
November 16, 2004	78	74
November 17, 2004	88	84

November 18, 2004	129	0
November 19, 2004	44	40
November 22, 2004	55	55
November 23, 2004	93	90
November 24, 2004	114	110
November 26, 2004	80	75
November 29, 2004	43	42
November 30, 2004	38	37
December 1, 2004	131	131
December 2, 2004	103	102
December 3, 2004	80	75
December 6, 2004	165	163
December 7, 2004	36	34
December 8, 2004	11	11
December 9, 2004	36	35
December 10, 2004	9	9
December 13, 2004	100	99
December 14, 2004	94	94
December 15, 2004	93	91
December 16, 2004	49	47
December 17, 2004	57	56
December 20, 2004	12	12
December 21, 2004	60	52
December 22, 2004	77	73
December 23, 2004	23	23
December 27, 2004	65	61
December 28, 2004	14	13
December 29, 2004	17	17
December 30, 2004	33	31
December 31, 2004	19	19

Prudential Financial

Jonathan D. Shain
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company of America
Gateway Center Three, 100 Mulberry Street, 4th Floor
Newark NJ 07102-4077
Tel 973 802-6469 Fax 973 367-8065
jonathan.shain@prudential.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

MAR 29 2005

DIVISION OF MARKET REGULATION

March 28, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549
Attention: Jerry W. Carpenter

Re: Prudential Mutual Fund Services LLC
File No. 8405681
Form TA-2

Dear Mr. Carpenter:

Enclosed please find an original and two copies of Form TA-2, Form for Reporting Activities of Transfer Agents Registered Pursuant to Section 17A of the Securities Exchange Act of 1934, for Prudential Mutual Fund Services LLC.

Please acknowledge receipt of this filing by stamping the enclosed copy of this letter "Received" and returning it in the self-addressed stamped envelope provided.

If you have any questions regarding the enclosed Form, please contact the undersigned at (973) 802-6469, or at the above address.

Very truly yours,

Jonathan Shain